Inventories (Tables)	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Schedule of Inventories	Inventories were as follows:

	December 31,
	2016	2015
	(Millions)
Natural gas	$28	$29
NGLs	44	22
Total inventories	$72	$51